Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes consisted
	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Domestic (Israel)	(99,979)	(56,609)	(43,449)
Foreign	(16,942)	(5,237)	(366)
Loss before income taxes	(116,921)	(61,846)	(43,815)

	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Domestic (Israel)	(3,357)	(57)	-
Foreign	(321)	9	-

Income tax benefit	(3,678)	(48)	-

	December 31
	2022	2021	2020

	U.S. dollars in thousands
Current tax expenses:
Domestic	—	—	—
Foreign	55	68	—

Total	55	68	—

Deferred:
Domestic	(3,357)	(57)	—
Foreign	(376)	(59)	—

Total	(3,733)	(116)	—

Income tax benefit	(3,678)	(48)	—

Schedule of reconciliation our theoretical income tax expense to actual income tax expense
	December 31
	2022	2021	2020
	U.S. dollars in thousands
Loss before taxes on income	(116,921)	(61,846)	(43,815)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(26,892)	(14,225)	(10,077)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(261)	(110)	-
Operating losses and other temporary differences for which valuation allowance was provided	11,467	6,571	7,235
Permanent differences:
Stock based compensation	4,361	4,343	5,700
Goodwill impairment	11,702	-	-
Change in earnout liability	(4,686)	-	-
Other nondeductible items	631	3,373	(2,858)
Actual tax benefit	(3,678)	(48)	-

Schedule of deferred tax assets and liabilities
	December 31
	2022	2021
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	38,967	30,234
Research and development	4,027	4,010
Employee and payroll accrued expenses	740	304
Other	532	109
Total deferred tax assets	44,266	34,657
Less deferred tax liabilities (related to intangible assets)	(19,562)	(21,775)
Deferred tax assets, net	24,704	12,882
Less valuation allowance for deferred tax assets	(24,704)	(12,882)
Deferred tax assets	—	—

Schedule of valuation allowance provided portion deferred
U.S. dollars in thousands
Valuation allowance, December 31, 2021	$12,882
Increase	11,822
Valuation allowance, December 31, 2022	$24,704